Acquisitions - Schedule of Pro Forma Statement of Operations Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Revenues	$ 3,380.0	$ 3,911.6
Net loss attributable to Lionsgate Studios Corp.	$ (376.5)	$ 63.4